UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1917 Market Street
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2011


Robert Brody
1917 Market Street
Denver, CO 80202
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 2
October 31, 2011
(unaudited)

                                             			Market
Common Stocks 99.18%				Shares          Value


Intergrated Petroleum 8.40%

Chevron Corp					600 		63,030
Petrole Brasileiro				2,000 		54,020
Sasol Ltd ADR					1,100 		49,764
                                                -------------------------
								166,814


Drug 6.03%

Novo Nordisk *					700 		74,410
Warner Chilcott Plc *				2,500 		45,300
                                                -------------------------
								119,710


Chemical (specialty) 4.89%

New Market Corp.				500 		97,070
                                                -------------------------
								97,070


Personal Computer 4.59%

Apple Inc Com *					225 		91,076
                                                -------------------------
								91,076


Internet Information 4.48%

Google Inc *					150 		88,896
                                                -------------------------
								88,896


Retail/Wholesale Food 4.36%

Whole Foods Mkt Inc.				1,200 		86,544
                                                -------------------------
								86,544


Auto 4.12%

Ford Motor *					7,000 		81,760
                                                -------------------------
								81,760


Jewelry Stores 4.01%

Tiffany & Co.					1,000 		79,730
                                                -------------------------
								79,730


Hotel/Gaming 3.62%

Penn Natl Gaming *				2,000 		72,000
                                                -------------------------
								72,000


Diversified Electronics	3.60%

Corning Inc					5,000 		71,450
                                                -------------------------
								71,450


Independent Oil & Gas 3.56%

Canadian Natural Resources			2,000 		70,700
                                                -------------------------
								70,700


Credit Services	3.47%

Credit Acceptance Corp. *			1,000 		68,920
                                                -------------------------
								68,920


Steel 3.43%

Cliffs Natural  Resources			1,000 		68,220
                                                -------------------------
								68,220


Beverage 3.34%

Diageo Plc ADR					800 		66,304
                                                -------------------------
								66,304


Houshold Product 3.34%

Church & Dwight Co. Inc.			1,500 		66,270
                                                -------------------------
								66,270


Agricultural Chemicals 3.24%

Mosaic Co					1,100 		64,416
                                                -------------------------
								64,416


Restaurant 3.24%

YUM! Brands Inc.				1,200 		64,284
                                                -------------------------
								64,284


Biotechnology 3.15%

Gilead Sciences Inc. *				1,500 		62,490
                                                -------------------------
								62,490


Telecom Equipment 3.12%

Qualcomm Inc.					1,200 		61,920
                                                -------------------------
								61,920


Chemical (Basic) 3.10%

Potash Corp.					1,300 		61,529
                                                -------------------------
								61,529


Telecom Utility	2.91%

Telefonica SA ADR				2,700 		57,699
                                                -------------------------
								57,699


Diversified Machniery 2.78%

3M Com						700 		55,314
                                                -------------------------
								55,314


Phamacy Services 2.76%

Express Scripts Inc. *				1,200 		54,876
                                                -------------------------
								54,876


Steel & Iron 2.56%

Vale Sa ADR 					2,000 		50,820
                                                -------------------------
								50,820


Petroleum (Producing) 2.51%

Apache Corp.					500 		49,815
                                                -------------------------
								49,815


Bank 2.30%

M & T Bank Corp.				600 		45,666
                                                -------------------------
								45,666


Bank (Canadian)	2.27%

Toronto Dominion Bank				600 		45,168
                                                -------------------------
								45,168




		                                -------------------------
Total Value Common Stocks (cost  $ 2,161,734)	99.18%	     1,969,461




Cash and Receivable, less liabilities	         0.82%	        16,380
		                                -------------------------

Total Net Assets	                        100.00%      1,985,841
                                                =========================

* Non-income producing security during last 8 months

Gross Unrealized appreciation on investment securities          69,399
Gross Unrealized depreciation on investment securities	      (261,672)
                                                          ---------------
Net  Unrealized depreciation on investment securities	      (192,273)
Cost of investment securities for federal income tax
purposes                                                     2,161,734

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	Director
	March 19, 2012

	By /s/ Timothy E. Taggart
	President and CCO
	March 19, 2012